Trade Accounts Receivable - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade Accounts Receivable [line items]
Receivables	$ 1,644	$ 1,521
Other financial obligations	936	867
Securitization programs [member]
Disclosure Of Trade Accounts Receivable [line items]
Receivables	828	727
Other financial obligations	678	602
Financial expense	$ 24	$ 11	$ 13